Provisions for liabilities	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Provisions [Abstract]
Provisions for liabilities

20 Provisions for liabilities

	Restructuring of existing businesses £m	Employee-related benefits £m	Fox River £m	Other provisions £m	Total £m

1 January 2019	127	33	108	381	649

Differences on exchange	(11)	(1)	–	(17)	(29)

Provided in respect of the year	235	9	–	793	1,037
- in respect of Quebec Class Action	–	–	–	436	436
- in respect of excise dispute in Russia	–	–	–	252	252
- in respect of other	235	9	–	105	349

Utilised during the year	(53)	(13)	(35)	(498)	(599)
- in respect of Quebec Class Action	–	–	–	(436)	(436)
- in respect of other	(53)	(13)	(35)	(62)	(163)

31 December 2019	298	28	73	659	1,058

Analysed on the balance sheet as

– current	203	14	6	447	670

– non-current	95	14	67	212	388

	298	28	73	659	1,058

	Restructuring of existing businesses £m	Employee- related benefits £m	Fox River £m	Other provisions £m	Total £m

1 January 2018	158	40	138	417	753

Differences on exchange	–	(3)	–	(15)	(18)

Provided in respect of the year	41	10	–	50	101

Utilised during the year	(72)	(14)	(30)	(71)	(187)

31 December 2018	127	33	108	381	649

Analysed on the balance sheet as

– current	74	17	19	208	318

– non-current	53	16	89	173	331

	127	33	108	381	649

The restructuring provisions relate to the restructuring and integration costs incurred and are reported as adjusting items. The principal restructuring activities in 2019 and 2018 are as described in note 3(e). While some elements of the non-current provisions of £95 million will unwind over several years, as termination payments are made over extended periods in some countries, it is estimated that approximately 29% will unwind within five years.

Employee-related benefits mainly relate to employee benefits other than post-employment benefits. The principal components of these provisions are gratuity and termination awards, and ‘jubilee’ payments due after a certain service period. It is estimated that approximately 28% of the non-current provisions of £14 million will unwind within five years.

A provision of £274 million was made in 2011 for a potential claim under a 1998 settlement agreement entered into by a Group subsidiary in respect of the clean-up of sediment in the Fox River. On 30 September 2014, the Group, NCR, Appvion and Windward Prospects entered into a funding agreement; the details of this agreement are explained in note 27. This agreement led to payments of £32 million in 2019 (2018: £25 million). In addition, the Group incurred legal costs of £3 million (2018: £5 million), which were also charged against the provision. It is expected that the non-current provision will unwind within five years.

On 10 February 2017, a decision was delivered on the further hearing related to a payment of dividends by Windward to Sequana in May 2009. Further details are provided in note 27.

Other provisions comprise balances set up in the ordinary course of general business that cannot be classified within the other categories, such as sales returns and onerous contracts, together with amounts in respect of supplier, excise and other disputes. The nature of the amounts provided in respect of disputes is such that the extent and timing of cash flows are difficult to estimate and the ultimate liability may vary from the amounts provided.

In 2019, following the Quebec Class Action judgment on 1 March 2019, the Group recognised a provision of CAD$758 million (£436 million) representing the expected liability associated with the claim. As explained in note 13, the Group has utilised the litigation related deposit against the current estimate of the liability and consequently both the provision and litigation related deposit (note 13) have reduced. Further details are provided in note 27.

As explained in note 3(h), in 2019, the Group recognised a provision of £252 million in relation to the Russia excise dispute.

Amounts provided above are shown net of reversals of unused provisions which include reversals of £18 million (2018: £12 million) for restructuring of existing businesses, £3 million (2018: £4 million) for employee benefits and £97 million (2018: £111 million) for other provisions, of which £10 million (2018: £56 million) was reclassified to trade and other payables.